Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 60,155	$ 85,265
Restricted cash		656,625	1,306,463
Accounts receivable, net		1,530	98,325
Short-term investments		79,312	75,797
Prepaid expense and other current assets		101,051	150,235
Total Current Assets		1,656,709	2,987,247
Property and equipment, net		7,969,278	573,978
Operating lease right-of-use assets		809,283	1,161,141
Long-term investments		2,527,740	842,070
Deferred tax assets, net			117,110
Prepaid expenses – non-current		78,789	135,135
Security deposits		62,442	58,838
Prepayment for long-term investments		1,274,842	2,838,578
Due from related parties – non-current, net		113,516	865,477
Total Assets		14,492,599	9,579,574
Current Liabilities
Short-term bank loans		899,250	1,893,750
Accrued expenses and other current liabilities		3,696,380	2,909,587
Contract liabilities		79,500	10,985
Taxes payables		112,946
Operating lease liabilities – current portion		401,826	369,314
Due to related parties		173,132	359,992
Convertible notes payable – third parties, net		569,456
Total Current Liabilities		5,932,490	5,543,628
Tenant security deposit		21,680	7,980
Operating lease liability – non-current portion		407,457	791,827
Total Liabilities		6,361,627	6,343,435
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 authorized, 7,940,298 and 3,286,190 shares issued and outstanding as of December 31, 2023 and 2022, respectively(1)	[1]	7,940	3,286
Additional paid-in capital		82,636,966	67,937,050
Stock subscription receivable		(451,480)	(1,354,440)
Accumulated deficit		(65,420,095)	(54,904,439)
Accumulated other comprehensive income		516,387	517,128
Treasury stock		(8,901,668)	(9,100,000)
Total Stockholders’ equity		8,388,050	3,098,585
Noncontrolling interest		(257,078)	137,554
Total Equity		8,130,972	3,236,139
Total Liabilities and Equity		14,492,599	9,579,574
Related Party
Current Assets
Accounts receivable – related parties, net		10,463	757,343
Due from related parties – current		747,573	513,819
Due from related parties – non-current, net		113,516	865,477
Current Liabilities
Due to related parties		$ 173,132	$ 359,992

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.